CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Earnings [Member]	Employee Stock Notes Receivable [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2011	$ 19,624	$ 143,988	$ 410,848	$ 3,600	$ (1,255)	$ 5,794	$ 582,599
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			23,934			2,076	26,010
Foreign currency translation adjustment				658		322	980
Capital contribution from noncontrolling interest						436	436
Distributions to noncontrolling interest						(871)	(871)
Cash dividends			(7,905)				(7,905)
Issuance of shares under employee stock plans	90	1,971					2,061
Issuance of shares under stock grant programs	50	37	10				97
Issuance of shares under deferred compensation plans	37	(37)					0
Tax benefits from non-qualified stock options exercised		765					765
Expense associated with share-based compensation arrangements		1,270					1,270
Accrued expense under deferred compensation plans		1,836					1,836
Note receivable adjustment	(1)	(25)			27		1
Payments received on employee stock notes receivable					246		246
Balance at Dec. 29, 2012	19,800	149,805	426,887	4,258	(982)	7,757	607,525
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			43,082			2,722	45,804
Foreign currency translation adjustment				(792)		8	(784)
Capital contribution from noncontrolling interest						84	84
Distributions to noncontrolling interest						(1,460)	(1,460)
Cash dividends			(8,166)				(8,166)
Issuance of shares under employee stock plans	76	2,068					2,144
Issuance of shares under stock grant programs	31	20	9				60
Issuance of shares under deferred compensation plans	44	(44)					0
Tax benefits from non-qualified stock options exercised		290					290
Expense associated with share-based compensation arrangements		1,874					1,874
Accrued expense under deferred compensation plans		2,219					2,219
Note receivable adjustment	(3)	(103)			106		0
Payments received on employee stock notes receivable					144		144
Balance at Dec. 28, 2013	19,948	156,129	461,812	3,466	(732)	9,111	649,734
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings			57,551			4,013	61,564
Foreign currency translation adjustment				(2,118)		(998)	(3,116)
Noncontrolling interest associated with business acquisitions						3,650	3,650
Distributions to noncontrolling interest						(1,910)	(1,910)
Cash dividends			(12,205)				(12,205)
Issuance of shares under employee stock plans	16	525					541
Issuance of shares under stock grant programs	78	1,125	13				1,216
Issuance of shares under deferred compensation plans	49	(49)					0
Repurchase of shares	(105)		(4,761)				(4,866)
Tax benefits from non-qualified stock options exercised		319					319
Expense associated with share-based compensation arrangements		1,919					1,919
Accrued expense under deferred compensation plans		2,515					2,515
Note receivable adjustment	(2)		(76)		78		0
Payments received on employee stock notes receivable					199		199
Balance at Dec. 27, 2014	$ 19,984	$ 162,483	$ 502,334	$ 1,348	$ (455)	$ 13,866	$ 699,560